UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Mar 31, 2013

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Marshall Wace Asia Ltd.
Address: 2812-2815, 28th Fl., 1 Harbour View Rd., One International Finance Centre, Central, Hong Kong

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher Messiana
Title:     Head of Operations - Americas
Phone:     203.625.3200
Signature, Place and Date of Signing:

      May 8, 2013


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    17

Form 13F Information Table Value Total:    228335(*1000)

                                                               FORM 13F INFORMATION TABLE
                                                               VALUE     SHARES/ SH/ PUT/     INVSTMT   OTHER     VOTING AUTHORITY
          NAME OF ISSUER      TITLE OF CLASS     CUSIP        x($1000)  PRN AMT  PRN CALL     DISCRETN MANAGERS  SOLE  SHARED  NONE
  ---------------------------- ---------------- --------- 	-------- -------- --- ----   -------- --------- ------ -------- -
D	AFFIL MANAGERS		COMMON STOCK	008252108	9746	63462	SH	 	SOLE	0	63462	0	0
D	BANK OF AMERICA		COMMON STOCK	060505104	48573	3987950	SH	 	SOLE	0	3987950	0	0
D	BAIDU INC-SP ADR	ADR		056752108	621	7080	SH	 	SOLE	0	7080	0	0
D	CITIGROUP INC		COMMON STOCK	172967424	49030	1108266	SH	 	SOLE	0	1108266	0	0
D	CBOE HOLDINGS IN	COMMON STOCK	12503M108	4847	131207	SH	 	SOLE	0	131207	0	0
D	DEUTSCHE BANK-RG	COMMON STOCK	D18190898	14318	367352	SH	 	SOLE	0	367352	0	0
D	FOCUS MEDIA-ADR		ADR		34415V109	1228	45795	SH	 	SOLE	0	45795	0	0
D	GENWORTH FINANCI	COMMON STOCK	37247D106	29840	2984005	SH	 	SOLE	0	2984005	0	0
D	LAS VEGAS SANDS		COMMON STOCK	517834107	1389	24655	SH	 	SOLE	0	24655	0	0
D	MELCO CROWN-ADR		ADR		585464100	413	17686	SH	 	SOLE	0	17686	0	0
D	MORGAN STANLEY		COMMON STOCK	617446448	41080	1868990	SH	 	SOLE	0	1868990	0	0
D	MGIC INVT CORP		COMMON STOCK	552848103	8140	1644383	SH	 	SOLE	0	1644383	0	0
D	NASDAQ OMX GROUP	COMMON STOCK	631103108	4769	147662	SH	 	SOLE	0	147662	0	0
D	RADIAN GROUP INC	COMMON STOCK	750236101	13739	1282824	SH	 	SOLE	0	1282824	0	0
D	21VIANET-ADR		ADR		90138A103	193	20583	SH	 	SOLE	0	20583	0	0
D	WUXI PHARMAT-ADR	ADR		929352102	212	12334	SH	 	SOLE	0	12334	0	0
D	TAL EDUCATIO-ADR	ADR		874080104	196	20960	SH	 	SOLE	0	20960	0	0
S REPORT SUMMARY                17 DATA RECORDS              0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED